Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedge - By maturities and currencies (Details) - Dec. 31, 2019 - Telecom activities, operating segment [member] - Operating segments [member] - Cash flow hedges [member]
€ in Millions, £ in Millions, kr in Millions, $ in Millions, $ in Millions
	NOK (kr)	USD ($)	HKD ($)	EUR (€)	GBP (£)
IFRS Parent Company [Member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 40
Not later than one year [member] | Euro Member Countries, Euro | Interest rate swap contract [member] | FT IMMO H [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				158
Not later than one year [member] | IFRS Parent Company [Member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					£ 238
Not later than one year [member] | IFRS Parent Company [Member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				13
Not later than one year [member] | IFRS Parent Company [Member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 23
Later than one year and not later than two years [member] | IFRS Parent Company [Member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				255
Later than one year and not later than two years [member] | IFRS Parent Company [Member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					517
Later than one year and not later than two years [member] | IFRS Parent Company [Member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				48
Later than one year and not later than two years [member] | IFRS Parent Company [Member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1,000
Later than two years and not later than three years [member] | IFRS Parent Company [Member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				57
Later than three years and not later than four years [member] | IFRS Parent Company [Member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 1,110
Later than four years [member] | IFRS Parent Company [Member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				100
Later than four years [member] | IFRS Parent Company [Member] | United Kingdom, Pounds | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | £					£ 2,512
Later than four years [member] | IFRS Parent Company [Member] | United Kingdom, Pounds | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				€ 40
Later than four years [member] | IFRS Parent Company [Member] | Hong Kong, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 939
Later than four years [member] | IFRS Parent Company [Member] | Norway, Krone | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr	kr 1,300
Later than four years [member] | IFRS Parent Company [Member] | United States of America, Dollars | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 4,200